FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gain (loss) from the change:
Increase of 5% in exchange rate	$ 130	$ (50)
Decrease of 5% in exchange rate	$ (130)	$ 50